BUSINESS ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 –BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

United Cannabis Corporation ("we", "our", "us", "UCANN", or “the Company”) a Colorado corporation, was originally formed as a California corporation under the name MySkin, Inc. on November 15, 2007. MySkin was engaged in the business of providing management services to a medical spa in Los Angeles, California which provided various advanced skin care services until March 31, 2014, when this business was sold to the prior President of the Company.

In early 2014 we decided to exit the medical spa management business and change our focus to providing products, services and intellectual property to the cannabis industry.

On March 26, 2014, we entered into a License Agreement with Earnest Blackmon, Tony Verzura and Chad Ruby pursuant to which Messrs. Blackmon, Verzura and Ruby licensed certain intellectual property to us in exchange for a total of 38,690,000 shares of our common stock.

In connection with this transaction:

•

Messrs. Blackmon, Verzura and Ruby licensed to us all of their knowledge and know-how relating to the design and buildout of cultivation facilities, growing/cultivation systems, seed-to-sale protocols and procedures, products, a genetic catalogue including over 150 different strains, an advanced (non-psychoactive) cannabinoid therapy program called "A.C.T. Now", security, regulatory compliance, and other methods and processes which relate to the cannabis industry.

•	The territory for this license is the entire world and the license runs in perpetuity. There are no royalty payments under the License Agreement.

•	Messrs. Blackmon, Verzura and Ruby were appointed to our board of directors effective April 7, 2014.

•	Mr. Blackmon was elected as our President, Mr. Ruby was elected as Chief Operating Officer and Mr. Verzura was elected as Vice President.

•	A total of 41,690,000 previously outstanding shares of common stock were cancelled resulting in a total of 43,620,000 shares of common stock outstanding on March 26, 2014.

UCANN was formed as a Colorado corporation on March 25, 2014, and on May 2, 2014, MySkin, Inc. merged into UCANN, a wholly-owned subsidiary of MySkin, Inc., for the purpose of changing domicile from California to Colorado and changing the corporation's name to United Cannabis Corporation.

On March 31, 2014, we sold all right, title and interest in the tangible and intangible assets, trademarks, customer lists, intellectual property and rights, which we owned and were related to our advanced skin care business since we entered into a new business and no longer had any use for these assets. The assets were sold to MySkin Services, Inc. (“MTA”), a business partly owned by Marichelle Stoppenhagen, our former officer and director, in exchange for the $15,000 payable which we owed to Ms. Stoppenhagen and/or MTA. In addition, MTA assumed all costs associated with these assets starting on March 31, 2014.

On July 14, 2017, we completed the acquisition of Prana Therapeutics, Inc. (“PTI”) by exchanging 5,730,000 shares of common stock of the Company for 5,730,000 shares of the common stock of PTI. The purchase price had a fair market value of $5,070,500, based upon the closing price of $0.85 per share on the OTC QB Market on July 14, 2017, including the cost to purchase 400,000 shares of PTI common stock for $200,000. PTI is a polymolecular botanical drug development company focused on developing targeted therapeutics for prevention of the negative side effects of chemotherapy, management of rheumatoid arthritis and treatment of brain cancer. Management elected to purchase PTI, because of the successful indication of the effectiveness of their Epidiferphane™ chemical formulation in the treatment of (i) the negative side effects of chemotherapy, (ii) inflammation and pain associated with arthritis and back-centric pain, and (iii)the potential shrinkage of cancerous tumors.

On August 3, 2018, PTI received notice that their licensed flagship product, EDP™, received approval on an Investigational New Drug application from the FDA for a clinical investigation for breast cancer. The clinical investigation will include a dose escalation, safety, tolerability, pharmacokinetic, and efficacy trial. Phase 1 will test the potential toxicity of EDP™ at two targeted dosages and measures safety levels, side effects, optimal dosage, and formulation. Phase 2 will focus on whether or not EDP™ passes efficacy evaluations by reducing side effects of chemotherapy in patients.

Recently, we elected to focus a significant portion of our assets, human resources and financial capital on the manufacturing and selling of a variety of cannabidiol centric products derived from industrial hemp plants. We constructed a state-of-the-art extraction facility; and, hired and trained specialized extraction personnel and laboratory technicians that enable us to convert components of industrial hemp flower to finished CBD products. In order to help provide a consistent supply of industrial hemp flower for our extraction facility, we purchased farming equipment and leased hundreds of acres of farm land on which we are growing a crop of industrial hemp plants. It is our intent to grow at least one crop of industrial hemp plants per calendar year and to harvest a sufficient amount of industrial hemp flower from our crop to supply our extraction facility on a vertically integrated basis. As of June 30, 2018, we have expended approximately $2,800,000 on facilities, farm equipment and crop planting and cultivation, as a result of electing to vertically integrate the hemp centric portion of our business.

Government Regulation - Marijuana is a Schedule-I controlled substance and is illegal under federal law. Even in those states in which the use of marijuana has been legalized, its use remains a violation of federal laws. As of June 30, 2018, 29 states and the District of Columbia allow their citizens to use medical marijuana, and voters in the states of California, Colorado, Washington, Nevada, Oregon, Alaska, Maine, Massachusetts, Vermont and the District of Columbia have approved ballot measures to legalize cannabis for adult recreational use. The state laws are in conflict with the federal Controlled Substances Act, which makes marijuana use and possession illegal on a national level. The former Obama administration had effectively stated that it was not an efficient use of resources to direct federal law enforcement agencies to prosecute those lawfully abiding by state-designated laws allowing the use and distribution of medical and recreational marijuana under what colloquially became known as the “Cole memo”. However, on January 4, 2018, Attorney General Jeffery Sessions rescinded the “Cole memo,” and issued a new memo in its place that reaffirms the Department of Justice’s stance of potentially prosecuting violators of federal marijuana laws. On April 13, 2018, President Trump pledged to support federalism-based legislation regarding marijuana and promised not to pursue federal prosecution despite the Attorney General’s actions. It appears that the current administration will not elect to vigorously enforce federal laws, but such future enforcement may cause significant financial damage to us.

NOTE 1 –BUSINESS ORGANIZATION AND NATURE OF OPERATIONS

United Cannabis Corporation ("we", "our", "us", "UCANN", or “the Company”) a Colorado corporation, was originally formed as a California corporation under the name MySkin, Inc. on November 15, 2007. MySkin was engaged in the business of providing management services to a medical spa in Los Angeles, California which provided various advanced skin care services until March 31, 2014, when this business was sold to the prior President of the Company.

In early 2014 we decided to exit the medical spa management business and change our focus to providing products, services and intellectual property to the cannabis industry.

On March 26, 2014, we entered into a License Agreement with Earnest Blackmon, Tony Verzura and Chad Ruby pursuant to which Messrs. Blackmon, Verzura and Ruby licensed certain intellectual property to us in exchange for a total of 38,690,000 shares of our common stock.

In connection with this transaction:

•

Messrs. Blackmon, Verzura and Ruby licensed to us all of their knowledge and know-how relating to the design and buildout of cultivation facilities, growing/cultivation systems, seed-to-sale protocols and procedures, products, a genetic catalogue including over 150 different strains, an advanced (non-psychoactive) cannabinoid therapy program called "A.C.T. Now", security, regulatory compliance, and other methods and processes which relate to the cannabis industry.

•	The territory for this license is the entire world and the license runs in perpetuity. There are no royalty payments under the License Agreement.

•	Messrs. Blackmon, Verzura and Ruby were appointed to our board of directors effective April 7, 2014.

•	Mr. Blackmon was elected as our President, Mr. Ruby was elected as Chief Operating Officer and Mr. Verzura was elected as Vice President.

•	A total of 41,690,000 previously outstanding shares of common stock were cancelled resulting in a total of 43,620,000 shares of common stock outstanding on March 26, 2014.

UCANN was formed as a Colorado corporation on March 25, 2014, and on May 2, 2014, MySkin, Inc. merged into UCANN, a wholly-owned subsidiary of MySkin, Inc., for the purpose of changing domicile from California to Colorado and changing the corporation's name to United Cannabis Corporation.

On March 31, 2014, we sold all right, title and interest in the tangible and intangible assets, trademarks, customer lists, intellectual property and rights, which we owned and were related to our advanced skin care business since we entered into a new business and no longer had any use for these assets. The assets were sold to MySkin Services, Inc. (“MTA”), a business partly owned by Marichelle Stoppenhagen, our former officer and director, in exchange for the $15,000 payable which we owed to Ms. Stoppenhagen and/or MTA.  In addition, MTA assumed all costs associated with these assets starting on March 31, 2014.

On July 14, 2017, we completed the acquisition of Prana Therapeutics, Inc. (“Prana”) in a one-for-one exchange of 5,730,000 shares of common stock of the Company for 5,730,000 of common stock of Prana. The purchase price had a fair market value of $5,070,500, based upon the closing price of $0.85 per share on the OTC QB exchange on July 14, 2017, including the cost to purchase 400,000 shares of Prana common stock for $200,000. Prana is a polymolecular botanical drug development company focused on developing targeted therapeutics for prevention of the negative side effects of chemotherapy, management of rheumatoid arthritis and treatment of brain cancer. Management elected to purchase Prana, because of the successful indication of the effectiveness of their Epidiferphane™ chemical formulation in the treatment of (i) the negative side effects of chemotherapy, (ii) inflammation and pain associated with arthritis and back-centric pain, (iii) sleep disorder, and (iv) the potential shrinkage of brain tumors.

Government Regulation - Marijuana is a Schedule-I controlled substance and is illegal under federal law. Even in those states in which the use of marijuana has been legalized, its use remains a violation of federal laws.

As of December 31, 2017, 30 states and the District of Columbia allow their citizens to use medical marijuana, and voters in the states of California, Colorado, Washington, Nevada, Oregon, Alaska, Maine, Massachusetts, Vermont and the District of Columbia have approved ballot measures to legalize cannabis for adult recreational use.  The state laws are in conflict with the federal Controlled Substances Act, which makes marijuana use and possession illegal on a national level. The former Obama administration had effectively stated that it was not an efficient use of resources to direct federal law enforcement agencies to prosecute those lawfully abiding by state-designated laws allowing the use and distribution of medical and recreational marijuana under what colloquially became known as the “Cole memo”.  However, on January 4, 2018, Attorney General Jeffery Sessions rescinded the “Cole memo,” and issued a new memo in its place that reaffirms the Department of Justice’s stance of potentially prosecuting violators of federal marijuana laws.  If current administration elects to vigorously enforce federal laws, such enforcement may cause significant financial damage to us.